Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Leases [Abstract]
Rent expense	$ 27,183	$ 22,491	$ 24,774